Kenilworth Fund, Inc.
   One First National Plaza
   Suite 2594
   Chicago, IL  60603



                                                        June 13, 1997

   U.S. Securities and Exchange Commission
   Filing Desk
   Mail Stop 1-4
   450 Fifth Street
   Washington, D.C.  20549


     RE:  Kenilworth Fund, Inc. (the "Fund") Investment
             Company Act of 1940 File Number 811-7620 and
             Securities Act of 1933 File Number 33-60592,
             Certification of Filing of Investment Company Prospectus Under Rule 497(j) of the Securities Act of 1933.

   Ladies and Gentlemen,

   I hereby certify that the following is true and correct:

   The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or
   (c) of Rule 497 of the Securities Act of 1933, is not different from that contained in the Fund's most recent amendment to its registration statement filed on Form N-1A. Furthermore, the text of the Fund's most recent amendment to its registration statement filed on Form N-1A has been filed electronically.


   BY:    /s/ Savitri P. Pai
     Savitri P. Pai
     Secretary/Treasurer
     Kenilworth Fund, Inc.